Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Other Payables and Accrued Liabilities [Abstract]
Contract liabilities	$ 153,490	$ 116,700
Salaries payables	476,379	475,315
Other payables	431,505	139,939
Other accruals	285,753	292,347
Total	$ 1,347,127	$ 1,024,301